COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Future Rentals of Premises under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Rental of premises [Member]
Other Commitments [Line Items]
2014	$ 3,881
2015	4,043
2016	2,250
2017	2,189
2018	2,069
Thereafter	4,291
Future minimum rentals	18,723
Vehicles [Member]
Other Commitments [Line Items]
2014	299
2015	186
2016	132
2017	7
2018
Thereafter
Future minimum rentals	$ 624